Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property and Equipment
NOTE 4.	PROPERTY AND EQUIPMENT

The following table sets forth the Company’s property and equipment:

(Amounts in 000’s)	Estimated Useful Lives (Years)	March 31, 2021	December 31, 2020
Buildings and improvements	5-40	$65,672	$65,629
Equipment and computer related	2-10	5,056	5,139
Land (1)	—	2,776	2,776
Construction in process	—	—	69
		73,504	73,613
Less: accumulated depreciation and amortization		(21,543)	(21,080)
Property and equipment, net		$51,961	$52,533

(1)	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 8 years.

The following table summarizes total depreciation and amortization expense for the three months ended March 31, 2021 and 2020:

	Three Months Ended March 31,
(Amounts in 000’s)	2021	2020
Depreciation	$540	$550
Amortization	110	226
Total depreciation and amortization expense	$650	$776

NOTE 4. PROPERTY AND EQUIPMENT

The following table sets forth the Company’s property and equipment:

	Estimated Useful	December 31,
(Amounts in 000's)	Lives (Years)	2020	2019
Buildings and improvements	5 - 40	$65,629	$65,533
Equipment and computer related	2 - 10	5,139	5,601
Land (1)	—	2,776	2,779
Construction in process	—	69	58
		73,613	73,971
Less: accumulated depreciation and amortization		(21,080)	(19,299)
Property and equipment, net		$52,533	$54,672

(1)	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 8 years.

During the twelve months ended December 31, 2020, and the twelve months ended December 31, 2019, the Company recorded no impairments in property and equipment.

On August 28, 2019, the Company completed the sale of the MED Facilities. See Note 9 – Acquisitions and Dispositions.

The following table summarizes total depreciation and amortization for the twelve months ended December 31, 2020 and 2019:

	December 31,
Amounts in (000's)	2020	2019
Depreciation	$2,175	$2,458
Amortization	719	980
Total depreciation and amortization	$2,894	$3,438